Summary of Condensed Combined and Consolidated Debtor in-Possession Income Statement (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Net operating revenue		R$ 22,060,014	R$ 23,789,654	R$ 25,996,423
Cost of sales and services		(15,822,732)	(15,676,216)	(16,741,791)
Gross profit		6,237,282	8,113,438	9,254,632
Operating (expenses) income
Selling expenses		(4,478,352)	(4,399,936)	(4,383,163)
General and administrative expenses		(2,697,865)	(3,064,252)	(3,687,706)
Other operating income (expenses), net		417,159	(1,043,922)	(1,237,085)
Reorganization items, net		31,580,541	(2,371,918)	(9,005,998)
Income (loss) before financial and taxes		31,058,765	(2,766,590)	(9,059,320)
Financial expenses, net		(4,012,067)	(1,612,058)	(4,375,309)
Income (loss) before income taxes	[1]	27,046,698	(4,378,648)	(13,434,629)
Income tax (current and deferred)		347,139	350,987	(2,245,113)
Net income (loss) for the year		27,393,837	(4,027,661)	R$ (15,679,742)
Debtor-in-Possession Financial Information
Condensed Income Statements, Captions [Line Items]
Net operating revenue		21,036,018	20,429,388
Cost of sales and services		(10,998,010)	(15,573,190)
Gross profit		10,038,008	4,856,197
Operating (expenses) income
Selling expenses		(4,834,472)	(4,077,876)
General and administrative expenses		(2,235,870)	(2,438,107)
Other operating income (expenses), net		(4,529,992)	118,609
Equity pickup		570,975	(138,999)
Reorganization items, net		31,580,541	(2,371,919)
Income (loss) before financial and taxes		30,589,190	(4,052,094)
Financial expenses, net		(3,949,716)	(566,679)
Income (loss) before income taxes		26,639,474	(4,618,772)
Income tax (current and deferred)		562,205	884,602
Net income (loss) for the year		R$ 27,201,679	R$ (3,734,170)

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: